Cover	Oct. 08, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This amendment is being filed solely to replace Exhibit 3.1 to the Current Report on Form 8-K originally filed on October 8, 2025 (the “Original Form 8-K”) with the correct version of such exhibit. Exhibit 3.1 hereto supersedes and replaces in its entirety Exhibit 3.1 filed as an exhibit to the Original 8-K.
Document Period End Date	Oct. 08, 2025
Entity File Number	001-40254
Entity Registrant Name	MOVANO INC.
Entity Central Index Key	0001734750
Entity Tax Identification Number	82-4233771
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6800 Koll Center Parkway
Entity Address, City or Town	Pleasanton
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94566
City Area Code	415
Local Phone Number	651-3172
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	MOVE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false